Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	AUSTRALIA — 5.2%
55,678	ALS Ltd.	$457,317
102,366	Bapcor Ltd.	479,966
212,268	Orora Ltd.	531,352
191,170	Steadfast Group Ltd.	716,714
		2,185,349
	AUSTRIA — 0.5%
9,401	Wienerberger A.G.	216,393
	BELGIUM — 2.2%
2,894	D'ieteren Group	474,994
10,133	Xior Student Housing N.V. - REIT	443,260
		918,254
	CHINA — 0.6%
298,540	China Yongda Automobiles Services Holdings Ltd.	257,421
	DENMARK — 1.8%
7,535	Netcompany Group A/S *,1	422,542
4,565	Pandora A/S	339,142
		761,684
	FINLAND — 0.9%
48,010	Metso Outotec Oyj	396,897
	FRANCE — 7.1%
3,328	Alten S.A.	450,757
8,665	Eurazeo S.E.	618,935
8,695	Seche Environnement S.A.	731,142
3,775	Sopra Steria Group SACA	629,049
22,216	Tikehau Capital SCA	549,664
		2,979,547
	GERMANY — 4.4%
10,627	CANCOM S.E.	363,292
20,851	Jenoptik A.G.	505,031
33,721	PATRIZIA A.G.	434,954
4,785	Stroeer S.E. & Co. KGaA	209,291
33,985	TeamViewer A.G. *,1	353,852
		1,866,420
	IRELAND — 2.3%
11,831	Smurfit Kappa Group PLC	428,854
155,545	Uniphar PLC *	514,297
		943,151

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 1.6%
36,286	Esprinet S.p.A.	$262,643
16,860	Tinexta Spa	419,858
		682,501
	JAPAN — 25.7%
99,160	Anicom Holdings, Inc.	509,155
44,290	ASKUL Corp.	584,287
10,599	Fuji Electric Co., Ltd.	478,714
29,050	Fujitec Co., Ltd.	623,584
22,229	FULLCAST Holdings Co., Ltd.	393,437
51,180	G-7 Holdings, Inc.	571,731
15,710	Internet Initiative Japan, Inc.	637,886
15,600	JCU Corp.	418,249
25,263	JSB Co., Ltd.	608,614
24,230	Kaga Electronics Co., Ltd.	590,399
27,869	Noritsu Koki Co., Ltd.	499,186
60,031	Pole To Win Holdings, Inc.	465,048
97,280	Prestige International, Inc.	506,327
19,170	Roland DG Corp.	486,317
57,563	Sanwa Holdings Corp.	621,832
30,896	Ship Healthcare Holdings, Inc.	590,453
33,787	Takeuchi Manufacturing Co., Ltd.	652,932
13,935	Tokyo Seimitsu Co., Ltd.	484,130
26,620	Usen-Next Holdings Co., Ltd.	416,881
18,677	Zenkoku Hosho Co., Ltd.	635,410
		10,774,572
	JERSEY — 1.6%
71,731	JTC PLC [1]	652,244
	LUXEMBOURG — 2.0%
8,773	Befesa S.A. [1]	406,382
18,895	Majorel Group Luxembourg S.A.	442,802
		849,184
	NETHERLANDS — 1.3%
16,243	OCI N.V.	563,918
	NORWAY — 6.6%
9,980	Aker A.S.A. - Class A	775,059
61,058	Atea A.S.A. *	745,534
36,820	Leroy Seafood Group A.S.A.	289,248
171,055	Self Storage Group A.S.A. *	513,248
109,984	Var Energi A.S.A.	440,565
		2,763,654

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN — 3.0%
47,118	Applus Services S.A.	$342,164
38,198	Ebro Foods S.A.	635,670
15,745	Fluidra S.A.	294,316
		1,272,150
	SWEDEN — 3.6%
84,769	BHG Group A.B. *	289,730
47,559	Dometic Group A.B. [1]	322,532
51,591	Granges A.B.	478,365
31,712	Nordnet A.B. publ	425,973
		1,516,600
	SWITZERLAND — 1.2%
62,817	OC Oerlikon Corp. A.G.	486,124
	UNITED KINGDOM — 23.2%
344,001	Alliance Pharma PLC	407,590
11,205	Clarkson PLC	471,171
32,175	Close Brothers Group PLC	434,907
15,623	Computacenter PLC	493,879
25,460	CVS Group PLC	534,499
133,255	Essentra PLC	402,231
15,103	Future PLC	338,368
50,950	GB Group PLC	315,261
157,941	Hollywood Bowl Group PLC	388,256
31,183	HomeServe PLC	446,936
44,588	Inchcape PLC	456,343
195,050	Kin & Carta PLC *	445,608
272,698	Learning Technologies Group PLC	441,656
96,463	Marlowe PLC *	937,378
133,493	Pets at Home Group Plc	535,581
120,205	QinetiQ Group PLC	559,805
64,871	Renewi PLC *	599,761
118,326	Restore PLC	646,672
339,705	RPS Group PLC	469,473
26,138	VIDENDUM PLC	411,642
		9,737,017
	UNITED STATES — 0.8%
216,848	Diversified Energy Co. PLC	326,645
	Total Common Stocks
	(Cost $45,082,026)	40,149,725

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.7%
$1,583,582	UMB Bank Demand Deposit, 0.01%[2]	$1,583,582
	Total Short-Term Investments
	(Cost $1,583,582)	1,583,582
	TOTAL INVESTMENTS — 99.3%
	(Cost $46,665,608)	41,733,307
	Other Assets in Excess of Liabilities — 0.7%	273,187
	TOTAL NET ASSETS — 100.0%	$42,006,494

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,157,552, which represents 5.14% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.